Dear Shareholder:


Continued U.S. economic growth and low inflation meant modest to strong returns across Oppenheimer Multi-Sector Income Trust's three investment sectors--U.S. government securities, high yield domestic corporate bonds and foreign fixed income securities. The diversification among these sectors worked well, and the Trust's six-month return was 3.48%, without deducting sales charges. Its dividend return was 8.99% as of April 30, 1997.(1)

Of course, there were some strategic moves, in response to economic changes, that helped the Trust's performance. Because the yield on U.S. government bonds fell during the period, we reduced the duration of our U.S. Treasury holdings to protect the Trust from excess interest-rate exposure. We've also increased the Trust's holdings of foreign government bonds.



Investment Breakdown:
Oppenheimer Multi-Sector Income
Trust as of 4/30/97(4)


[GRAPH]



U.S. corporate bonds & notes: 31.0%
U.S. government obligations -- Agency: 20.2%
Foreign government obligations: 17.1%
U.S. government obligations -- Treasury: 13.1%
Structured notes: 6.8%
Foreign corporate bonds & notes: 6.6%
Short-term securities: 3.6%
Equity securities: 1.6%


Another factor that benefited the Trust during the period was that we were heavily exposed to high yield corporate bonds in the telecommunications sector. The break-up of monopolies, both in the United States and abroad, has been beneficial for new companies in the high yield sector.(2)

In addition, our investments in dollar-denominated emerging market bonds, particularly in Latin America, returned exceptional performance. Although yields remain attractive, we are beginning to see high valuations and are looking to diversify into other foreign debt instruments, such as those found in the developing economies of Eastern Europe. Of course, any foreign investment, especially emerging markets investment, entails greater expenses and risks, such as adverse market changes due to currency fluctuations. But, by diversifying the portfolio by country and industry, we aim to reduce those risks.

Finally, as the real estate market improved and strong economic growth helped to lower office vacancy rates, we increased our exposure to a new source of mortgage-backed bonds called commercial mortgage-backed securities. These bonds are attractive because they provide higher yield for the same credit risk as a comparable industrial corporate bond. In addition, the Trust's exposure to the government sector was concentrated in mortgage-backed bonds, which maintained a positive spread to Treasuries and provided respectable return.(3)

On the other hand, oversupply and regulatory changes hurt the performance of our gaming sector holdings. Returns for these holdings were respectable but disappointing when compared with some of the Trust's best performers. Also, weaker growth in Asia and Europe dampened demand for our holdings in the metal/ mining and paper product industries. Although our investments in these three industries underperformed our expectations, the Trust's low exposure minimized the impact on performance.

Looking to the months ahead, we expect continued, modest economic growth, but are cautious about too much inflation. Employment rates are reaching levels that historically have begun applying upward pressure on wages. Although the Federal Reserve didn't raise interest rates at its last meeting, rising wage pressure--which is a key component of inflation--could tempt the Federal Reserve to raise rates in the near future. Since we believe that the first rate hike by the Fed will not be the last, we are taking steps to diversify the portfolio away from interest-rate-sensitive investments. We remain confident that opportunities exist both domestically and internationally to provide solid performance in 1997.

Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you meet your financial goals in the future.

Sincerely,


/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill
President
Oppenheimer Multi-Sector Income Trust

May 21, 1997



1. Total return is based on the change in net asset value per share from 10/31/96 to 4/30/97, without deducting any brokerage costs. Dividend return is determined by annualizing the April 1997 dividend of $0.074 and dividing by the closing market price on the New York Stock Exchange of $9.875 per share on 4/25/97 (payment date). Past performance does not guarantee future results.

2. Investors in high yield bonds are subject to greater risk that the issuer will default in its principal or interest payments.

3. Mortgage-backed securities involve risks from early prepayment of underlying mortgages that can affect the Fund's income and principal value.

4. Portfolio composition is subject to change. Chart is based on total investments at market value rather than net assets.

STATEMENT OF INVESTMENTS April 30, 1997 (Unaudited)
Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
U.S. GOVERNMENT SECTOR  --  14.0%
TREASURY  --  14.0%
U.S. Treasury Bonds:
  7.125%, 2/15/23 (2).....................................................     $    3,827,000      $  3,853,314
  STRIPS, Zero Coupon, 6.90%, 2/15/19 (3).................................         11,000,000         2,364,580
U.S. Treasury Nts.:
  6%, 8/31/97.............................................................            801,000           801,751
  6.25%, 2/15/03..........................................................         10,387,000        10,205,237
  6.25%, 2/28/02..........................................................            475,000           468,618
  7%, 4/15/99 (4).........................................................         24,500,000        24,829,230
                                                                                                   ------------
                                                                                                     42,522,730
                                                                                                   ------------

                                                    Date          Strike          Contracts
                                                    -----      ------------     --------------
PUT OPTIONS PURCHASED  --  0.0%
U.S. Treasury Bonds, 10-Yr. Futures Put Opt.,
  5/97........................................      6/97              105%                 40             1,875
                                                                                                   ------------
Total U.S. Government Sector
  (Cost $43,153,722)..........................                                                       42,524,605
                                                                                                   ------------

                                                                                   Shares
                                                                               --------------
CONVERTIBLE SECTOR  --  1.7%
PREFERRED STOCKS  --  1.5%
American Radio Systems Corp., 11.375% Cum. Exchangeable Preferred
  (5)(6)..................................................................              6,000           589,500
Fresenius Medical Care Trust, 9% Preferred Securities.....................          2,340,000         2,322,450
NEXTLINK Communications, Inc., 14% Cum., Units (each unit consists of one
  sr. exchangeable preferred share and one warrant) (5)(7)(8).............             15,000           697,500
SD Warren Co., 14% Cum. Exchangeable, Series B (7)........................             20,000           785,000
                                                                                                   ------------
                                                                                                      4,394,450
                                                                                                   ------------

                                                                                   Units
                                                                               --------------
RIGHTS, WARRANTS AND CERTIFICATES  --  0.2%
American Communications Services, Inc. Wts., Exp. 11/05...................                700            24,500
American Telecasting, Inc. Wts., Exp. 6/99................................              4,750             3,859
Ames Department Stores, Inc., Litigation Trust (9)........................            128,889             1,289
Becker Gaming, Inc. Wts., Exp. 11/00 (9)..................................             25,000             6,250
Cellular Communications International, Inc. Wts., Exp. 8/03 (9)...........              2,500            42,500
Foamex LP/JPS Automotive Corp. Wts., Exp. 7/99 (9)........................              1,000            25,000
Gaylord Container Corp. Wts., Exp. 11/02..................................             50,625           291,094
ICG Communications, Inc. Wts., Exp. 9/05..................................              4,125            17,449
In-Flight Phone Corp. Wts., Exp. 8/02.....................................                900                --

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                                   Units            See Note 1
                                                                               --------------      ------------
RIGHTS, WARRANTS AND CERTIFICATES  (CONTINUED)
Protection One, Inc. Wts., Exp. 6/05 (9)..................................              6,400      $     39,744
SD Warren Co. Wts., Exp. 12/06 (9)........................................             20,000            85,000
SDW Holdings Corp., Cl. B Wts., Exp. 12/06 (9)............................              1,875            22,500
Wireless One, Inc. Wts., Exp. 10/00 (9)...................................              1,500                15
                                                                                                   ------------
Total Convertible Sector (Cost $4,370,096)................................                              559,200
                                                                                                   ------------
                                                                                                      4,953,650
                                                                                                   ------------
                                                                                   Shares
                                                                               --------------
CORPORATE SECTOR  --  33.2%
COMMON STOCKS  --  0.0%
Capital Gaming International, Inc. (7)....................................              7,198                90
Triangle Wire & Cable, Inc. (7)(9)........................................             84,444            84,444
                                                                                                   ------------
                                                                                                         84,534
                                                                                                   ------------
                                                                               Face Amount(1)
                                                                               --------------
CORPORATE BONDS AND NOTES  --  33.2%
BASIC INDUSTRY  --  3.8%
Chemicals  --  1.0%
ISP Holdings, Inc., 9% Sr. Nts., 10/15/03.................................     $      770,000           781,550
NL Industries, Inc.:
  0%/13% Sr. Sec. Disc. Nts., 10/15/05 (10)...............................            670,000           624,775
  11.75% Sr. Sec. Nts., 10/15/03..........................................            120,000           128,700
Sterling Chemicals, Inc., 11.75% Sr. Unsec. Sub. Nts., 8/15/06............            690,000           729,675
Terra Industries, Inc., 10.50% Sr. Nts., Series B, 6/15/05................            730,000           771,975
                                                                                                   ------------
                                                                                                      3,036,675
                                                                                                   ------------
Containers  --  1.8%
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05 (5)...........            750,000           781,875
Owens-Illinois, Inc., 11% Sr. Debs., 12/1/03..............................          4,000,000         4,460,000
U.S. Can Corp., 10.125% Sr. Sub. Nts., 10/15/06...........................            250,000           261,250
                                                                                                   ------------
                                                                                                      5,503,125
                                                                                                   ------------
Paper  --  0.4%
Buckeye Cellulose Corp., 9.25% Sr. Sub. Nts., 9/15/08.....................            500,000           505,000
Pacific Lumber Co., 10.50% Sr. Nts., 3/1/03...............................            500,000           508,750
Repap Wisconsin, Inc., 9.25% First Priority Sr. Sec. Nts., 2/1/02.........            300,000           298,500
                                                                                                   ------------
                                                                                                      1,312,250
                                                                                                   ------------
Steel  --  0.6%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06.................................          1,500,000         1,494,375

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Steel  (Continued)
Bar Technologies, Inc., 13.50% Sr. Sec. Nts., 4/1/01......................     $      250,000      $    246,250
                                                                                                   ------------
                                                                                                      1,740,625
                                                                                                   ------------
CONSUMER RELATED  --  7.6%
Consumer Products  --  1.1%
Coleman Holdings, Inc., Zero Coupon Sr. Sec. Disc. Nts., Series B, 10.62%,
  5/27/98 (3).............................................................          1,000,000           902,500
E & S Holdings Corp., 10.375% Sr. Sub. Nts., 10/1/06......................            750,000           774,375
Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts., 13.37%, 3/15/01
  (3)(5)..................................................................          1,250,000           825,000
Samsonite Corp., 11.125% Sr. Sub. Nts., 7/15/05 (9).......................            735,000           815,850
                                                                                                   ------------
                                                                                                      3,317,725
                                                                                                   ------------
Food/Beverages/Tobacco  --  0.5%
CFP Holdings, Inc., 11.625% Gtd. Sr. Nts., 1/15/04 (9)....................            380,000           387,600
Foodbrands America, Inc., 10.75% Sr. Sub. Nts., 5/15/06...................            500,000           570,000
International Home Foods, Inc., 10.375% Sr. Sub. Nts., 11/1/06............            500,000           511,250
                                                                                                   ------------
                                                                                                      1,468,850
                                                                                                   ------------
Healthcare  --  2.1%
Genesis Health Ventures, Inc., 9.25% Sr. Sub. Nts., 10/1/06...............            250,000           249,375
Magellan Health Services, Inc., 11.25% Sr. Sub. Nts., Series A, 4/15/04...          1,500,000         1,659,375
Tenet Healthcare Corp.:
  10.125% Sr. Sub. Nts., 3/1/05...........................................          3,200,000         3,448,000
  8.625% Sr. Sub. Nts., 1/15/07...........................................          1,000,000           995,000
                                                                                                   ------------
                                                                                                      6,351,750
                                                                                                   ------------
Hotel/Gaming  --  2.1%
Arizona Charlie's, Inc., 12% First Mtg. Nts., Series A, 11/15/00
  (9)(11).................................................................            550,000           286,000
Boyd Gaming Corp., 9.25% Sr. Nts., 10/1/03................................            500,000           485,625
Capital Gaming International, Inc., Promissory Nts., 8/1/95 (12)..........              5,500                --
Capitol Queen & Casino, Inc., 12% First Mtg. Nts., Series A, 11/15/00
  (9)(12).................................................................            200,000            34,000
Grand Casinos, Inc., 10.125% Gtd. First Mtg. Nts., 12/1/03................            750,000           766,875
HMH Properties, Inc., 9.50% Sr. Sec. Nts., Series B, 5/15/05..............          1,750,000         1,793,750
Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts., Series B,
  11/15/02................................................................            750,000           986,250
Rio Hotel & Casino, Inc., 9.50% Gtd. Sr. Sub. Nts., 4/15/07 (5)...........            500,000           492,500
Showboat Marina Casino Partnership/Showboat Marina Finance Corp., 13.50%
  First Mtg. Nts., Series B, 3/15/03......................................          1,000,000         1,145,000

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Hotel/Gaming  (Continued)
Trump Atlantic City Associates/Trump Atlantic City Funding, Inc., 11.25%
  First Mtg. Nts., 5/1/06.................................................     $      400,000      $    390,000
                                                                                                   ------------
                                                                                                      6,380,000
                                                                                                   ------------
Restaurants  --  0.1%
Ameriking, Inc., 10.75% Sr. Nts., 12/1/06.................................            230,000           238,050
                                                                                                   ------------
Textile/Apparel  --  1.7%
CMI Industries, Inc., 9.50% Sr. Sub. Nts., 10/1/03........................            475,000           463,125
Consoltex Group, Inc., 11% Gtd. Sr. Sub. Nts., Series B, 10/1/03..........            500,000           512,500
Dan River, Inc., 10.125% Sr. Sub. Nts., 12/15/03..........................            500,000           516,250
GFSI, Inc., 9.625% Sr. Sub. Nts., 3/1/07 (5)..............................          1,000,000           985,000
Tultex Corp., 9.625% Sr. Nts., 4/15/07 (5)................................            600,000           618,750
WestPoint Stevens, Inc., 9.375% Sr. Sub. Debs., 12/15/05..................          1,500,000         1,541,250
William Carter Co., 10.375% Sr. Sub. Nts., 12/1/06 (5)....................            550,000           555,500
                                                                                                   ------------
                                                                                                      5,192,375
                                                                                                   ------------
ENERGY  --  4.2%
Chesapeake Energy Corp.:
  12% Gtd. Sr. Exchangeable Nts., 3/1/01..................................          1,000,000         1,082,500
  9.125% Sr. Nts., 4/15/06................................................          2,340,000         2,375,100
J. Ray McDermott SA, 9.375% Sr. Sub. Bonds, 7/15/06.......................            100,000            97,000
Mariner Energy, Inc., 10.50% Sr. Sub. Nts., 8/1/06........................          1,500,000         1,511,250
Mesa Operating Co., 0%/11.625% Gtd. Sr. Sub. Disc. Nts., 7/1/06 (10)......          3,600,000         2,623,500
Panda Global Energy Co., 12.50% Sr. Nts., 4/15/04 (5).....................            450,000           427,500
Petroleum Heat & Power Co., Inc., 9.375% Sub. Debs., 2/1/06 (9)...........          2,635,000         2,358,325
TransTexas Gas Corp., 11.50% Gtd. Sr. Sec. Nts., 6/15/02..................          2,000,000         2,230,000
                                                                                                   ------------
                                                                                                     12,705,175
                                                                                                   ------------
FINANCIAL SERVICES  --  1.5%
Banks & Thrifts  --  0.4%
First Nationwide Holdings, Inc.:
  10.625% Sr. Sub. Nts., 10/1/03..........................................          1,000,000         1,060,000
  9.125% Sr. Sub. Nts., 1/15/03...........................................            250,000           251,250
                                                                                                   ------------
                                                                                                      1,311,250
                                                                                                   ------------
Diversified Financial  --  0.7%
Amresco, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04....................            250,000           247,500
Neodata Services, Inc., 12% Sr. Nts., Series B, 5/1/03....................            900,000           963,000
Olympic Financial Ltd., Units (each unit consists of $1,000 principal amount of 11.50% sr. nts., 3/15/07 and one warrant to purchase 6.84
  shares of common stock) (8).............................................            250,000           236,250

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Diversified Financial  (Continued)
Saul (B.F.) Real Estate Investment Trust, 11.625% Sr. Sec. Nts., Series B,
  4/1/02..................................................................     $      750,000      $    802,500
                                                                                                   ------------
                                                                                                      2,249,250
                                                                                                   ------------
Insurance  --  0.4%
Americredit Corp., 9.25% Sr. Nts., 2/1/04 (5).............................          1,135,000         1,078,250
                                                                                                   ------------
HOUSING RELATED  --  0.8%
Building Materials  --  0.3%
Building Materials Corp. of America, 8.625% Sr. Nts., 12/15/06............            500,000           490,000
Nortek, Inc., 9.25% Sr. Nts., 3/15/07 (5).................................            475,000           473,812
                                                                                                   ------------
                                                                                                        963,812
                                                                                                   ------------
Homebuilders/Real Estate  --  0.5%
Continental Homes Holding Corp., 10% Gtd. Unsec. Bonds, 4/15/06...........            180,000           180,900
Greystone Homes, Inc., 10.75% Sr. Nts., 3/1/04............................            500,000           515,625
NVR, Inc., 11% Gtd. Sr. Nts., 4/15/03.....................................            500,000           522,500
U.S. Home Corp., 9.75% Sr. Nts., 6/15/03..................................            300,000           309,000
                                                                                                   ------------
                                                                                                      1,528,025
                                                                                                   ------------
MANUFACTURING  --  3.4%
Aerospace  --  0.7%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05......................          1,360,000         1,366,800
Atlas Air, Inc., 12.25% Pass-Through Certificates, 12/1/02 (9)............            500,000           547,500
GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98.............................            300,000           304,500
                                                                                                   ------------
                                                                                                      2,218,800
                                                                                                   ------------
Automotive  --  0.8%
Collins & Aikman Products Co., 11.50% Gtd. Sr. Sub. Nts., 4/15/06.........            600,000           660,000
Harvard Industries, Inc., 12% Sr. Nts., 7/15/04...........................            250,000           116,250
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06..............            500,000           541,875
Lear Corp., 9.50% Sub. Nts., 7/15/06......................................          1,000,000         1,045,000
                                                                                                   ------------
                                                                                                      2,363,125
                                                                                                   ------------
Capital Goods  --  1.9%
Clark-Schwebel, Inc., 10.50% Sr. Nts., 4/15/06............................            750,000           795,000
Farley, Inc., Zero Coupon Sub. Debs., 14.15%, 12/30/12 (3)(9).............            198,000            23,575
Foamex LP/Foamex Capital Corp.:
  11.875% Sr. Sub. Debs., 10/1/04.........................................          2,000,000         2,155,000
  0%/14% Sr. Disc. Nts., Series B, 7/1/04 (10)............................            750,000           660,000
Mettler Toledo, Inc., 9.75% Gtd. Sr. Sub. Nts., 10/1/06...................          1,000,000         1,035,000
Synthetic Industries, Inc., 9.25% Sr. Sub. Nts., 2/15/07 (5)..............            250,000           253,125

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Capital Goods  (Continued)
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07..............     $      425,000      $    423,542
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03 (9)....................            525,000           539,437
                                                                                                   ------------
                                                                                                      5,884,679
                                                                                                   ------------
MEDIA  --  2.4%
Broadcasting  --  0.6%
American Radio Systems Corp., 9% Sr. Sub. Nts., 2/1/06....................            200,000           199,000
SFX Broadcasting, Inc., 10.75% Sr. Sub. Nts., Series B, 5/15/06...........            750,000           787,500
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05................            500,000           506,875
Young Broadcasting, Inc., 9% Sr. Sub. Nts., Series B, 1/15/06.............            500,000           477,500
                                                                                                   ------------
                                                                                                      1,970,875
                                                                                                   ------------
Cable Television  --  0.7%
Cablevision Systems Corp., 9.875% Sr. Sub. Nts., 5/15/06..................            500,000           498,750
EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec. Disc. Nts.,
  3/15/04 (10)............................................................            800,000           594,000
Helicon Group LP/Helicon Capital Corp., 11% Sr. Sec. Nts., Series B,
  11/1/03 (11)............................................................            250,000           255,000
TCI Satellite Entertainment, Inc., 10.875% Sr. Sub. Nts., 2/15/07 (5).....            765,000           730,575
                                                                                                   ------------
                                                                                                      2,078,325
                                                                                                   ------------
Diversified Media  --  0.8%
Jacor Communications Co., 9.75% Gtd. Unsec. Sr. Sub. Nts., 12/15/06.......            250,000           255,625
Katz Media Corp., 10.50% Sr. Sub. Nts., 1/15/07 (5).......................            750,000           708,750
Lamar Advertising Co., 9.625% Sr. Sub. Nts., 12/1/06......................            750,000           750,000
Universal Outdoor, Inc.:
  9.75% Sr. Sub. Nts., 10/15/06...........................................            590,000           588,525
  9.75% Sr. Sub. Nts., Series B, 10/15/06 (5).............................             70,000            69,300
                                                                                                   ------------
                                                                                                      2,372,200
                                                                                                   ------------
Publishing/Printing  --  0.3%
Hollinger International Publishing, Inc.:
  9.25% Gtd. Sr. Sub. Nts., 2/1/06........................................            500,000           496,250
  9.25% Gtd. Sr. Sub. Nts., 3/15/07.......................................            500,000           498,750
                                                                                                   ------------
                                                                                                        995,000
                                                                                                   ------------
OTHER  --  1.1%
Environmental  --  0.1%
Allied Waste North America, Inc., 10.25% Sr. Sub. Nts., 12/1/06 (5).......            250,000           263,437
                                                                                                   ------------
Services  --  1.0%
Borg-Warner Security Corp., 9.625% Sr. Sub. Nts., 3/15/07 (5).............            650,000           638,625

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Services  (Continued)
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09 (5).......     $      500,000      $    475,625
Protection One Alarm Monitoring, Inc., 0%/13.625% Sr. Disc. Nts., 6/30/05
  (10)....................................................................          2,000,000         1,950,000
                                                                                                   ------------
                                                                                                      3,064,250
                                                                                                   ------------
RETAIL  --  1.2%
Specialty Retailing  --  0.3%
Brylane LP/Brylane Capital Corp., 10% Sr. Sub. Nts., Series B, 9/1/03.....            250,000           261,875
Eye Care Centers of America, Inc., 12% Sr. Nts., 10/1/03..................            165,000           174,900
Finlay Fine Jewelry Corp., 10.625% Sr. Nts., 5/1/03.......................            250,000           262,500
                                                                                                   ------------
                                                                                                        699,275
                                                                                                   ------------
Supermarkets  --  0.9%
Grand Union Co., 12% Sr. Nts., 9/1/04.....................................            200,000           190,500
Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts., 3/1/06..........            750,000           815,625
Ralph's Grocery Co.:
  (New), 11% Sr. Sub. Nts., 6/15/05 (5)...................................            625,000           667,188
  10.45% Sr. Nts., 6/15/04................................................            625,000           665,625
Smith's Food & Drug Centers, Inc., 11.25% Sr. Unsec. Sub. Nts., 5/15/07...            420,000           470,400
                                                                                                   ------------
                                                                                                      2,809,338
                                                                                                   ------------
TECHNOLOGY  --  5.6%
Information Technology  --  4.0%
Bell & Howell Co. (New), 0%/11.50% Sr. Disc. Debs., Series B, 3/1/05
  (10)....................................................................            500,000           390,000
CellNet Data Systems, Inc., 0%/13% Sr. Disc. Nts., 6/15/05 (9)(10)........            400,000           256,000
Cellular Communications International, Inc., Zero Coupon Sr. Disc. Nts.,
  24.03%, 8/15/00 (3).....................................................          2,000,000         1,440,000
Cellular, Inc., 0%/11.75% Sr. Sub. Disc. Nts., 9/1/03 (10)................          2,000,000         1,850,000
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07 (5).................            650,000           620,750
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07 (5)............................            550,000           533,500
Geotek Communications, Inc., 0%/15% Sr. Sec. Disc. Nts., 7/15/05 (10).....            200,000           119,000
Globalstar LP/Globalstar Capital Corp., Units (each unit consists of
  $1,000 principal amount of 11.375% sr. nts., 2/15/04 and one warrant to
  purchase 2.0645 ordinary shares) (5)(8).................................            410,000           407,950
McCaw International Ltd., Units (each unit consists of $1,000 principal amount of 0%/13% sr. disc. nts., 4/15/07 and one warrant to purchase
  0.10616 share of common stock) (5)(8)(10)...............................            500,000           248,750
Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07...........................            500,000           415,000

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Information Technology  (Continued)
Omnipoint Corp.:
  11.625% Sr. Nts., 8/15/06...............................................     $      200,000      $    159,000
  11.625% Sr. Nts., Series A, 8/15/06.....................................            500,000           397,500
Pierce Leahy Corp., 11.125% Sr. Sub. Nts., 7/15/06........................          1,000,000         1,092,500
PriCellular Wireless Corp., 0%/12.25% Sr. Sub. Disc. Nts., 10/1/03 (10)...          1,250,000         1,112,500
Sprint Spectrum LP/Sprint Spectrum Finance Corp.:
  0%/12.50% Sr. Disc. Nts., 8/15/06 (10)..................................          1,000,000           695,000
  11% Sr. Nts., 8/15/06...................................................            500,000           547,500
Tracor, Inc., 8.50% Sr. Sub. Nts., 3/1/07 (5).............................            750,000           735,000
Unisys Corp., 11.75% Sr. Nts., 10/15/04...................................            500,000           528,750
USA Mobile Communications, Inc. II, 14% Sr. Nts., 11/1/04.................            450,000           459,000
                                                                                                   ------------
                                                                                                     12,007,700
                                                                                                   ------------
Telecommunications/Technology  --  1.6%
Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts., 11/1/06 (10)....          1,000,000           625,000
ICG Holdings, Inc.:
  0%/12.50% Gtd. Sr. Disc. Nts., 5/1/06 (10)..............................            600,000           366,000
  0%/13.50% Sr. Disc. Nts., 9/15/05 (10)..................................            300,000           205,500
McLeod, Inc., 0%/10.50% Sr. Disc. Nts., 3/1/07 (5)(10)....................            250,000           142,188
MFS Communications Co., Inc.:
  0%/8.875% Sr. Disc. Nts., 1/15/06 (10)..................................            500,000           374,375
  0%/9.375% Sr. Disc. Nts., 1/15/04 (10)..................................          1,400,000         1,272,250
NTL, Inc., 10% Sr. Nts., 2/15/07 (5)......................................            250,000           244,375
Teleport Communications Group, Inc., 0%/11.125% Sr. Disc. Nts., 7/1/07
  (10)....................................................................          1,000,000           692,500
UNIFI Communications, Inc., Units (each unit consists of $1,000 principal amount of 14% sr. nts., 3/1/04 and one warrant to purchase 27.52
  ordinary shares) (5)(8).................................................          1,000,000           990,000
                                                                                                   ------------
                                                                                                      4,912,188
                                                                                                   ------------
TRANSPORTATION  --  0.4%
Railroads  --  0.4%
Transtar Holdings LP/Transtar Capital Corp., 0%/13.375% Sr. Disc. Nts.,
  Series B, 12/15/03 (10).................................................          1,500,000         1,245,000
                                                                                                   ------------
UTILITIES  --  1.2%
Electric Utilities  --  1.2%
CalEnergy, Inc., 9.50% Sr. Nts., 9/15/06..................................            135,000           140,400
California Energy, Inc., 10.25% Sr. Disc. Nts., 1/15/04...................            750,000           798,750

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Electric Utilities  (Continued)
Calpine Corp.:
  10.50% Sr. Nts., 5/15/06................................................     $    1,005,000      $  1,065,300
  9.25% Sr. Nts., 2/1/04..................................................            185,000           185,000
El Paso Electric Co., 9.40% First Mtg. Bonds, Series E, 5/1/11............          1,250,000         1,331,250
                                                                                                   ------------
                                                                                                      3,520,700
                                                                                                   ------------
                                                                                                    100,782,079
                                                                                                   ------------
Total Corporate Sector (Cost $100,706,862)................................                          100,866,613
                                                                                                   ------------
INTERNATIONAL SECTOR  --  33.6%
FOREIGN CERTIFICATES OF DEPOSIT  --  0.8%
Bank Dagang Nasional Indonesia, Zero Coupon Negotiable CD, 13.37%,
  11/20/97 (3)(13) IDR....................................................      1,500,000,000           572,491
Citibank Malaysia Banker's Acceptance, Zero Coupon Negotiable CD:
  7.12%, 5/12/97 (3)(13) MYR..............................................          2,600,000         1,034,630
  7.16%, 7/18/97 (3)(13) MYR..............................................            736,000           288,967
Deutsche Bank Malaysia, Zero Coupon Negotiable CD, 6.94%, 7/18/97 (3)(13)
  MYR.....................................................................          1,500,000           589,073
                                                                                                   ------------
                                                                                                      2,485,161
                                                                                                   ------------
FOREIGN SHORT-TERM NOTES  --  0.2%
Bakrie Investindo, Zero Coupon Indonesian Commercial Paper, 16.63%,
  7/30/97 (3) IDR.........................................................      1,263,000,000           502,614
                                                                                                   ------------
CORPORATE BONDS AND NOTES  --  7.1%
BASIC INDUSTRY  --  0.9%
Metals/Mining  --  0.2%
Royal Oak Mines, Inc., 11% Sr. Sub. Nts., 8/15/06.........................            500,000           500,000
                                                                                                   ------------
Paper  --  0.6%
APP International Finance Co. BV, 11.75% Gtd. Sec. Nts., 10/1/05..........            750,000           787,500
Indah Kiat International Finance Co. BV, 11.375% Gtd. Sec. Nts.,
  6/15/99.................................................................            487,000           514,394
QUNO Corp., 9.125% Sr. Nts., 5/15/05......................................            500,000           526,250
                                                                                                   ------------
                                                                                                      1,828,144
                                                                                                   ------------
Steel  --  0.1%
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05......................            400,000           444,000
                                                                                                   ------------
CONSUMER RELATED  --  0.3%
Consumer Products  --  0.0%
International Semi-Tech Microelectronics, Inc., 0%/11.50% Sr. Sec. Disc.
  Nts., 8/15/03 (10)......................................................            250,000           139,375
                                                                                                   ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Hotel/Gaming  --  0.2%
Grupo Posadas SA de CV, 10.375% Bonds, 2/13/02 (5)........................     $      475,000      $    478,414
                                                                                                   ------------
Textile/Apparel  --  0.1%
Polysindo International Finance Co. BV, 11.375% Gtd. Sec. Nts., 6/15/06...            250,000           265,312
                                                                                                   ------------
FINANCIAL SERVICES  --  1.9%
Banks & Thrifts  --  0.4%
Banco de Colombia, 5.20% Cv. Jr. Unsec. Sub. Nts., 2/1/99 (9).............            850,000           786,250
Ongko International Finance Co. BV, 10.50% Gtd. Nts., 3/29/04 (5).........            400,000           405,125
                                                                                                   ------------
                                                                                                      1,191,375
                                                                                                   ------------
Diversified Financial  --  1.2%
Bakrie Investindo, Zero Coupon Promissory Nts., 17.25%, 3/16/98 (3) IDR...      3,160,000,000         1,127,898
PT Polysindo Eka Perkasa, Zero Coupon Promissory Nts., 16.37%, 3/16/98 (3)
  IDR.....................................................................      3,200,000,000         1,144,500
Snap Ltd., 11.50% Sec. Bonds, 1/29/09 DEM.................................          2,200,000         1,338,740
                                                                                                   ------------
                                                                                                      3,611,138
                                                                                                   ------------
Insurance  --  0.3%
Veritas Holdings, Inc., 9.625% Sr. Nts., 12/15/03 (5).....................          1,000,000         1,013,750
                                                                                                   ------------
MANUFACTURING  --  0.3%
Capital Goods  --  0.3%
Consorcio Ecuatoriano Nts., 14%, 5/1/02 (9)(14)...........................            855,000           855,000
                                                                                                   ------------
MEDIA  --  0.5%
Entertainment/Film  --  0.3%
Imax Corp., 10% Sr. Nts., 3/1/01..........................................          1,000,000         1,015,000
                                                                                                   ------------
Publishing/Printing  --  0.2%
Sun Media Corp., 9.50% Sr. Sub. Nts., 2/15/07 (5).........................            645,000           632,100
                                                                                                   ------------
OTHER  --  0.4%
Conglomerates  --  0.4%
Empresas ICA Sociedad Controladora SA de CV, 5% Cv. Sub. Debs., 3/15/04...            400,000           297,000
Mechala Group Jamaica Ltd.:
  12% Bonds, 2/15/02 (5)..................................................            200,000           205,875
  12.75% Bonds, 12/30/99 (5)..............................................            600,000           627,000
                                                                                                   ------------
                                                                                                      1,129,875
                                                                                                   ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
RETAIL  --  0.2%
Specialty Retailing  --  0.2%
Central Termica Guemes, 12% Bonds, 11/26/01 (9)...........................     $      598,000      $    624,910
                                                                                                   ------------
TECHNOLOGY  --  2.0%
Information Technology  --  0.4%
Comunicacion Celular SA, 0%/13.125% Sr. Deferred Coupon Bonds, 11/15/03
  (10)....................................................................          1,250,000           875,000
Rogers Cantel, Inc., 9.375% Sr. Sec. Debs., 6/1/08........................            500,000           518,750
                                                                                                   ------------
                                                                                                      1,393,750
                                                                                                   ------------
Telecommunications/Technology  --  1.6%
Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04 (10)...............          2,000,000         1,775,000
Colt Telecom Group plc, Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts., 12/15/06 and one warrant to purchase
  7.8 ordinary shares) (8)(10)............................................            800,000           468,000
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07 (10)...            735,000           510,825
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05
  (10)....................................................................          1,250,000           868,750
TeleWest plc:
  0%/11% Sr. Disc. Debs., 10/1/07 (10)....................................          1,250,000           851,563
  9.625% Sr. Debs., 10/1/06...............................................            250,000           247,500
                                                                                                   ------------
                                                                                                      4,721,638
                                                                                                   ------------
TRANSPORTATION  --  0.4%
Shipping  --  0.3%
Gearbulk Holding Ltd., 11.25% Sr. Nts., 12/1/04...........................            750,000           821,250
                                                                                                   ------------
Trucking  --  0.1%
Tribasa Toll Road Trust, 10.50% Nts., Series 1993-A, 12/1/11 (5)..........            500,000           417,500
                                                                                                   ------------
UTILITIES  --  0.2%
Gas Utilities  --  0.2%
CE Casecnan Water & Energy, Inc., 11.45% Sr. Nts., Series A, 11/15/05.....            500,000           537,188
                                                                                                   ------------
                                                                                                     21,619,719
                                                                                                   ------------
FOREIGN GOVERNMENT OBLIGATIONS  --  15.6%
Argentina  --  0.4%
Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas, Series I,
  3.308%, 4/1/01 (6)(11) ARP..............................................            621,897           560,419
Banco Hipotecario Nacional (Argentina) Medium-Term Nts., 10.625%,
  8/7/06..................................................................            700,000           732,812
                                                                                                   ------------
                                                                                                      1,293,231
                                                                                                   ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Australia  --  1.1%
South Australia Government Finance Authority Bonds, 10%, 1/15/03 AUD......          2,280,000      $  1,976,902
Western Australia Treasury Corp.:
  Bonds, 9%, Series 99, 4/15/99 AUD.......................................            485,000           396,176
  Gtd. Bonds, 12%, 8/1/01 AUD.............................................          1,010,000           925,295
                                                                                                   ------------
                                                                                                      3,298,373
                                                                                                   ------------
Brazil  --  0.2%
Brazil (Federal Republic of) Multi-Year Discount Facility Agreement Trust
  Certificates, Series REGS, 6.563%, 9/15/07 (5)(11)......................            611,370           544,120
                                                                                                   ------------
Canada  --  1.5%
Canada (Government of) Debs., 10.50%, 7/1/00 CAD..........................          5,530,000         4,522,810
                                                                                                   ------------
Costa Rica  --  0.3%
Central Bank of Costa Rica Interest Claim Bonds, Series B, 6.312%, 5/21/05
  (11)....................................................................            872,492           811,418
                                                                                                   ------------
Ecuador  --  0.7%
Ecuador (Republic of):
  Bonds, 10.75%, 4/25/04 (5)(11)(14)......................................            750,000           760,313
  Disc. Bonds, 6.437%, 2/28/25 (11).......................................          2,000,000         1,340,100
                                                                                                   ------------
                                                                                                      2,100,413
                                                                                                   ------------
Finland  --  0.8%
Finland (Republic of) Treasury Bills, Zero Coupon, 2.89%, 5/15/97 (3)
  FIM.....................................................................         13,100,000         2,516,596
                                                                                                   ------------
Great Britain  --  1.5%
United Kingdom Treasury Nts., 12.50%, 11/21/05 GBP........................          2,200,000         4,502,315
                                                                                                   ------------
Hong Kong  --  0.2%
Hong Kong & Shanghai Bank Banker's Acceptance, Zero Coupon:
  6.92%, 7/25/97 (3) MYR..................................................            925,000           362,604
  7.03%, 7/3/97 (3) MYR...................................................            530,000           208,679
                                                                                                   ------------
                                                                                                        571,283
                                                                                                   ------------
Italy  --  1.4%
Italy (Republic of):
  Sr. Unsec. Unsub. Global Bonds, 0.633%, 7/26/99 (11) JPY................        305,000,000         2,416,015
  Treasury Bonds, Buoni del Tesoro Poliennali, 10.50%, 11/1/98 ITL........      2,905,000,000         1,784,024
                                                                                                   ------------
                                                                                                      4,200,039
                                                                                                   ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Jordan  --  0.2%
Hashemite (Kingdom of) Jordan Disc. Bonds, 6.50%, 12/23/23 (11)...........     $      750,000      $    596,250
                                                                                                   ------------
Mexico  --  1.6%
Bonos de la Tesoreria de la Federacion, Zero Coupon:
  24.43%, 12/31/97 (3) MXP................................................          9,617,060         1,046,412
  24.60%, 12/4/97 (3) MXP.................................................          9,915,000         1,095,163
  22.90%, 2/4/98 (3) MXP..................................................          2,887,000           308,030
  28.59%, 7/31/97 (3) MXP.................................................          6,200,000           739,903
  27.80%, 9/4/97 (3) MXP..................................................          9,750,000         1,138,730
Petroleos Mexicanos Debs., 14.50%, 3/31/06 GBP............................            280,000           538,379
                                                                                                   ------------
                                                                                                      4,866,617
                                                                                                   ------------
New Zealand  --  0.9%
New Zealand (Government of):
  Bonds, 10%, 3/15/02 NZD.................................................          2,080,000         1,563,762
  Index Linked Bonds, 4.60%, 2/15/16 NZD..................................          1,665,000         1,077,092
                                                                                                   ------------
                                                                                                      2,640,854
                                                                                                   ------------
Norway  --  0.3%
Norway (Government of) Bills, 3.50%, 5/20/97 NOK..........................          7,000,000           983,037
                                                                                                   ------------
Panama  --  0.2%
Panama (Government of) Past Due Interest Debs., 6.098%, 7/17/16 (11)......            760,545           645,039
                                                                                                   ------------
Peru  --  0.3%
Peru (Republic of) Past Due Interest Bonds, 4%, 3/7/17 (11)...............          1,580,000           949,975
                                                                                                   ------------
Poland  --  1.3%
Poland (Republic of) Bonds:
  12%, 6/12/01 PLZ........................................................          4,800,000         1,223,272
  16%, 10/12/98 PLZ.......................................................          3,000,000           885,579
  16%, 2/12/99 PLZ........................................................          3,000,000           885,199
  21%, 6/5/97 PLZ.........................................................          3,075,000           971,084
                                                                                                   ------------
                                                                                                      3,965,134
                                                                                                   ------------
Portugal  --  0.7%
Portugal (Republic of) Bonds, Obrigicion do tes Medio Prazo, 11.875%,
  2/23/00 PTE.............................................................        309,500,000         2,057,454
                                                                                                   ------------
Romania  --  0.6%
Romanian Commercial Bank:
  Bonds, 9.125%, 3/10/00 (9)..............................................            950,000           938,125
  SA Bonds, 9.125%, 3/10/00...............................................            800,000           790,000
                                                                                                   ------------
                                                                                                      1,728,125
                                                                                                   ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
South Africa  --  0.5%
South Africa (Republic of) Bonds, Series 162, 12.50%, 1/15/02 ZAR.........          6,832,000      $  1,424,974
Telkom SA Ltd. Bonds, Series TK05, 12%, 3/31/98 ZAR.......................          1,346,000           293,318
                                                                                                   ------------
                                                                                                      1,718,292
                                                                                                   ------------
Spain  --  0.6%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado, 12.25%,
  3/25/00 ESP.............................................................        225,000,000         1,806,007
                                                                                                   ------------
Venezuela  --  0.3%
Venezuela Synthetic Sovereign Sec. Bonds, 10.125%, 12/29/03 DEM...........          1,750,000         1,030,800
                                                                                                   ------------
                                                                                                     47,348,182
                                                                                                   ------------
LOAN PARTICIPATIONS  --  2.6%
Algeria (Republic of) Reprofiled Debt Loan Participation, Tranche A,
  6.977%, 9/4/06 (11).....................................................          4,370,000         3,490,538
AO Rostelecom Loan Facility Nts., 9.50%, 2/15/00 (14).....................          1,000,000         1,000,000
Colombia (Republic of) Concorde Loan Participation, 8.625%, 1/31/98
  (9)(11).................................................................            338,941           333,010
Jamaica (Government of) 1990 Refinancing Agreement Nts.:
  Tranche A, 6.625%, 10/16/00 (9)(11).....................................            500,000           482,500
  Tranche B, 6.312%, 11/15/04 (9)(11).....................................            678,957           614,456
Morocco (Kingdom of) Loan Participation Agreement, Tranche B, 6.375%,
  1/1/04 (11).............................................................            823,529           811,177
Trinidad & Tobago Loan Participation Agreement:
  Tranche A, 1.625%, 9/30/00 (9)(11) JPY..................................         84,000,000           608,935
  Tranche B, 1.625%, 9/30/00 (9)(11) JPY..................................         84,000,000           608,935
United Mexican States, Combined Facility 3, Loan Participation Agreement,
  Tranche A, 6.463%, 9/20/97 (9)(11)......................................             82,929            77,125
                                                                                                   ------------
                                                                                                      8,026,676
                                                                                                   ------------
                                                                                   Units
                                                                               --------------
RIGHTS, WARRANTS AND CERTIFICATES  --  0.0%
Australis Media Ltd. Wts., Exp. 5/00 (9)..................................                 80                --
Comunicacion Celular SA Wts., Exp. 11/03 (9)..............................              1,250            93,750
                                                                                                   ------------
                                                                                                         93,750
                                                                                                   ------------
                                                                               Face Amount(1)
                                                                               --------------
STRUCTURED INSTRUMENTS  --  7.3%
Bayerische Landesbank (New York Branch) CD, 13.75%, 8/18/97 (indexed to
  the cross currency rates of Greek Drachma & Chilean Peso)...............     $    1,000,000           971,700

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
STRUCTURED INSTRUMENTS  (CONTINUED)
Bayerische Landesbank Girozentrale (New York Branch):
  Deutsche Mark Currency Protected Yield Curve CD, 6.28%, 7/25/97.........     $    1,000,000      $  1,023,350
  Lehman Brothers High Yield Bond Index Nts., 12.50%, 7/8/97..............          2,000,000         1,938,000
  Nikkei 225 Equity-Linked Nts., 6.03%, 4/23/98...........................          1,500,000         1,569,450
Business Development Bank of Canada, Goldman Sachs Commodity Index Non
  Energy Excess Return Index Linked Commercial Paper, 5.556%, 8/22/97.....          1,000,000         1,056,030
Canadian Imperial Bank of Commerce (New York Branch):
  Canadian Dollar Three Month Banker's Acceptance Linked Maximum Rate
     Nts., 8.66%, 4/13/98.................................................          1,000,000           996,900
  CD, 11.25%, 9/4/97 (indexed to the Russian Federation GKO, Zero Coupon,
     8/27/97) (9).........................................................            600,000           595,854
  U.S. Dollar CD Linked to South African Rand, 17%, 1/21/98...............            350,000           367,220
First of Boston Corp. (The), Russian GKO Linked Nts., Zero Coupon, 10.79%,
  6/30/97 (3).............................................................          2,300,000         2,251,093
German Bank (New York Branch) 2x High Yield Index Nts., 11.95%, 8/5/97
  (9).....................................................................          1,500,000         1,447,500
ING (U.S.) Financial Holdings Corp.:
  Korean Won/U.S. Dollar Linked Nts., Zero Coupon, 10.88%, 6/9/97 (3).....            400,000           365,068
  South African Rand/U.S. Dollar Linked Nts., Zero Coupon, 16.10%, 2/25/98
     (3)..................................................................            600,000           535,860
Lehman Brothers Holdings plc, U.S. Dollar Nts. Linked to South African
  Rand, 16%, 7/23/97......................................................          2,000,000         1,997,600
Lehman Brothers Holdings, Inc., U.S. Dollar Nts. Linked to Greek
  Drachma/Swiss Franc, Zero Coupon:
  15.64%, 12/23/97 (3)....................................................          1,000,000         1,049,500
  15.06%, 12/26/97 (3)....................................................          1,000,000         1,048,500
  15.24%, 12/30/97 (3)....................................................          1,000,000         1,042,500
Morgan Guaranty Trust of New York, Japanese Government Bond 193 Currency
  Protected Bank Nts., 8.14%, 4/29/98.....................................            330,000           360,525
Salomon, Inc., Russian S-Account Credit Linked Nts., Zero Coupon:
  11.40%, 7/17/97 (3).....................................................          1,000,000           974,400
  11.51%, 8/7/97 (3)......................................................            420,000           406,140
  11.40%, 8/8/97 (3)......................................................          1,000,000           966,500
Swiss Bank Corp. (New York Branch) CD, 6.05%, 6/20/97 (indexed to the closing Nikkei 225 Index on 1/23/97, 5 yr. & 3 mos. Japanese Yen Swap
  rate & New Zealand Dollar)..............................................          1,000,000         1,053,650
                                                                                                   ------------
                                                                                                     22,017,340
                                                                                                   ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                Market Value
                                                  Date        Strike          Contracts          See Note 1
                                                  ----      ----------      --------------      ------------
PUT OPTIONS PURCHASED  --  0.0%
Italy (Republic of) Treasury Bonds, Buoni del
  Tesoro Poliennali, 9.50%, 2/1/06 Put
  Opt........................................     7/97      99.96% ITL               2,548      $        255
New Zealand Dollar Put Opt...................     6/97       1.432 NZD             574,000             5,987
New Zealand Dollar Put Opt...................     6/97        1.44 NZD             314,500             2,572
New Zealand Dollar Put Opt...................     6/97       1.447 NZD           1,910,000            12,052
New Zealand Dollar Put Opt...................     6/97       1.463 NZD           1,155,000             3,962
                                                                                                ------------
                                                                                                      24,828
                                                                                                ------------
Total International Sector (Cost
  $102,885,582)..............................                                                    102,118,270
                                                                                                ------------

                                                                               Face Amount(1)
                                                                               --------------
MORTGAGE-BACKED SECTOR  --  21.6%
GOVERNMENT AGENCY  --  18.8%
FHLMC/FNMA/Sponsored  --  14.3%
Federal Home Loan Mortgage Corp., Certificates of Participation:
  12%, 10/1/11............................................................     $      353,198           399,962
  12%, 10/1/14............................................................            189,361           211,515
  12%, 5/1/10.............................................................            593,490           669,427
  12%, 6/1/15.............................................................            247,424           281,984
  12%, 8/1/13.............................................................             44,483            50,697
  12%, 8/1/14.............................................................            556,449           634,174
  Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation
     Certificates, Series 1343, Cl. LA, 8%, 8/15/22.......................          1,000,000         1,025,700
  Interest-Only Stripped Mtg.-Backed Security, Series 177, Cl. B,
     13.428%-13.793%, 7/1/26 (15).........................................         24,632,510         8,983,168
Federal National Mortgage Assn.:
  11%, 7/1/16.............................................................            902,130         1,025,046
  7%, 11/1/25.............................................................          4,031,989         3,916,312
  7.50%, 5/25/07 (14).....................................................         17,100,000        16,971,750
  7.50%, 5/25/12 (14).....................................................          3,900,000         3,929,250
  7.50%, 6/1/10...........................................................          1,772,290         1,790,014
  Gtd. Mtg. Pass-Through Certificates, 13%, 6/1/15........................          1,154,835         1,352,093
  Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
     Series 1995-4, Cl. PC, 8%, 5/25/25...................................            664,690           683,175
  Principal-Only Stripped Mtg.-Backed Security, Series 267, Cl. 1, 7.757%,
     10/1/24 (16).........................................................          1,975,538         1,406,336
                                                                                                   ------------
                                                                                                     43,330,603
                                                                                                   ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
GNMA/Guaranteed  --  4.5%
Government National Mortgage Assn.:
  11%, 10/20/19...........................................................     $      711,326      $    800,903
  12%, 11/20/13-9/20/15...................................................            750,253           863,684
  6%, 5/20/27 (14)........................................................          7,550,000         7,535,844
  7.50%, 6/1/27 (14)......................................................          3,642,028         3,603,350
  Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
     Conduit Pass-Through Certificates, Series 1994-5, Cl. PQ, 7.493%,
     7/16/24..............................................................            750,000           742,350
                                                                                                   ------------
                                                                                                     13,546,131
                                                                                                   ------------
PRIVATE  --  2.8%
Commercial  --  2.2%
Asset Securitization Corp., Commercial Mtg. Pass Through Certificates:
  Series 1996-D3, Cl. A5, 8.351%, 10/13/26 (9)(11)........................            500,000           507,031
  Series 1996-MD6, Cl. A-5, 7.225%, 11/13/26 (11).........................            800,000           785,250
  Series 1997-MD7, Cl. A-6, 7.976%, 1/13/30 (11)..........................            150,000           148,922
BKB Commercial Mortgage Trust, Commercial Mtg. Obligations, Series
  1997-C1, Cl. C, 7.45%, 10/25/00.........................................            250,000           250,625
Capital Lease Funding Securitization LP, Interest-Only Stripped
  Mtg.-Backed Security, Series 1997-CT1, 5.49%, 6/22/24 (9)(15)...........         11,575,522           522,056
Commercial Mortgage Acceptance Corp., Interest-Only Stripped Mtg.-Backed
  Security, Series 1996-C1, Cl. X-2, 9.81%, 12/25/20 (9)(15)..............         12,416,600           434,581
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
  Series 1996-C1, 7.42%, 4/25/28..........................................            800,000           788,250
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
  Series 1996-C1, Cl. D-1, 7.51%, 2/15/28 (9)(11).........................          1,000,000           986,875
NationsCommercial Corp., NB Commercial Mtg. Pass-Through Certificates,
  Series-DMC:
  Cl. B, 8.562%, 8/12/11 (9)..............................................            400,000           401,219
  Cl. C, 8.921%, 8/12/11 (9)..............................................            400,000           406,625
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
  Series 1994-MD1, Cl. B2, 8.418%, 3/15/18 (5)(11)........................            500,000           449,648
Potomac Gurnee Financial Corp., Commercial Mtg. Pass-Through Certificates,
  Cl. D, 7.68%, 12/21/26 (9)..............................................            500,000           495,938
Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
  Series 1996-C3, Cl. D, 8%, 6/1/30 (9)...................................            650,000           643,094
                                                                                                   ------------
                                                                                                      6,820,114
                                                                                                   ------------

Oppenheimer Multi-Sector Income Trust

                                                                                                   Market Value
                                                                               Face Amount(1)       See Note 1
                                                                               --------------      ------------
Other  --  0.1%
Mortgage Securities Corp. I, Collateralized Mtg. Obligations,
  Interest-Only Stripped Mtg.-Backed Security, Cl. 1, 7.42%, 2/15/17
  (15)....................................................................     $    4,000,000      $    318,400
                                                                                                   ------------
Residential  --  0.5%
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
  Series 1997-CHL1, 8.11%, 4/30/39........................................            800,000           806,000
Salomon Brothers Mortgage Securities VII, Series 1996-B, Cl. 1, 7.136%,
  4/25/26.................................................................          1,337,079           883,726
                                                                                                   ------------
                                                                                                      1,689,726
                                                                                                   ------------
Total Mortgage-Backed Sector (Cost $65,196,767)...........................                           65,704,974
                                                                                                   ------------
MONEY MARKET SECTOR  --  2.8%
Repurchase agreement with PaineWebber, Inc., 5.43%, dated 4/30/97, to be repurchased at $8,601,297 on 5/1/97, collateralized by U.S. Treasury
  Nts., 5.875%-8.25%, 7/15/98-11/15/05, with a value of $7,450,031 and
  U.S. Treasury Bonds, 7.625%, 2/15/25, with a value of $1,349,144 (Cost
  $8,600,000).............................................................          8,600,000         8,600,000
                                                                                                   ------------
Total Investments, at Value (Cost $324,913,029)...........................              106.9%      324,768,112
Liabilities in Excess of Other Assets.....................................               (6.9)      (20,864,769)
                                                                               --------------      ------------
Net Assets................................................................              100.0%     $303,903,343
                                                                               --------------      ------------
                                                                               --------------      ------------

1. Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

   ARP   --  Argentine Peso               JPY   --  Japanese Yen
   AUD   --  Australian Dollar            MXP   --  Mexican Peso
   CAD   --  Canadian Dollar              MYR   --  Malaysian Ringgit
   DEM   --  German Deutsche Mark         NOK   --  Norwegian Krone
   ESP   --  Spanish Peseta               NZD   --  New Zealand Dollar
   FIM   --  Finnish Markka               PLZ   --  Polish Zloty
   GBP   --  British Pound Sterling       PTE   --  Portuguese Escudo
   IDR   --  Indonesian Rupiah            ZAR   --  South African Rand
   ITL   --  Italian Lira

 2. Securities with an aggregate market value of $1,107,563 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

 3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

Oppenheimer Multi-Sector Income Trust

 4. A sufficient amount of securities has been designated to cover outstanding written call and put options, as follows:

                                                      Face/Contracts     Expiration    Exercise         Premium     Market Value
                                                      Subject to Call       Date        Price           Received     See Note 1
                                                      ---------------    ----------    --------         --------    ------------
Australia (Commonwealth of) Bonds, 10%, 10/15/07
  Call Opt.                                                     450        7/15/97     114.159% AUD      $  6,014      $  5,183
Australia (Commonwealth of) Bonds, 10%, 10/15/07
  Put Opt.                                                      270        6/23/97     111.966% AUD         3,393         1,305
Banco Hipotecario Nacional (Argentina) Medium-Term
  Nts., 10.625%, 8/7/06 Call Opt.                       $       700         8/7/00      100.00%             6,440        38,500
British Pound Sterling Call Opt.                          1,470,000        5/15/97        0.611 GBP        13,377         8,232
Canadian Dollar Put Opt.                                    550,000        5/27/97        1.375 CAD         1,600         5,516
Mexican Peso Call Opt.                                    3,500,000         5/8/97        8.017 MXP        24,850        24,605
Mexican Peso Call Opt.                                      300,000        5/12/97        8.043 MXP         2,325         2,970
New Zealand Dollar Call Opt.                                574,000        6/17/97        1.416 NZD         4,161         1,096
New Zealand Dollar Call Opt.                                314,500        6/17/97        1.421 NZD         2,217           796
New Zealand Dollar Call Opt.                              1,910,000        6/17/97        1.432 NZD        14,325         7,602
New Zealand Dollar Call Opt.                              1,155,000        6/17/97        1.449 NZD         8,201         8,928
New Zealand (Government of) Bonds, 10%, 3/15/02 Put
  Opt.                                                          540        7/15/97     106.639% NZD         4,125         1,080
South African Rand Call Opt.                              1,702,780         5/8/97        4.479 ZAR        12,005        13,452
South African Rand Call Opt.                              1,000,000        5/22/97         4.65 ZAR        35,000        40,000
                                                                                                         --------    ----------
                                                                                                         $138,033      $159,265
                                                                                                         --------    ----------
                                                                                                         --------    ----------

 5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,788,170 or 6.84% of the Trust's net assets, at April 30, 1997.

 6. Interest or dividend is paid in kind.

 7. Non-income producing security.

 8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

 9. Identifies issues considered to be illiquid or restricted -- See Note 8 of Notes to Financial Statements.

10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11. Represents the current interest rate for a variable rate security.

12. Non-income producing  --  issuer is in default of interest payment.

13. Indexed instrument for which the prinicipal amount and/or interest due at maturity is affected by the relative value of a foreign index.

14. When-issued security to be delivered and settled after April 30, 1997.

15. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

16. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES April 30, 1997 (Unaudited)
Oppenheimer Multi-Sector Income Trust

ASSETS:
Investments, at value (cost $324,913,029)  --  see accompanying statement.................         $324,768,112
Cash......................................................................................            3,336,991
Unrealized appreciation on forward foreign currency exchange contracts  --  Note 5........               44,915
Receivables:
  Investments sold and options written....................................................           19,116,293
  Interest, dividends and principal paydowns..............................................            4,862,960
  Closed forward foreign currency exchange contracts......................................              268,598
  Daily variation on futures contracts  --  Note 6........................................               59,877
Other.....................................................................................               14,308
                                                                                                   ------------
     Total assets.........................................................................          352,472,054
                                                                                                   ------------

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts  --  Note 5........                1,457
Options written, at value (premiums received $138,033)  --  see accompanying
  statement  --  Note 7...................................................................              159,265
Payables and other liabilities:
  Investments purchased (including $42,041,615 purchased on a when-issued basis)  --  Note
     1....................................................................................           47,417,474
  Closed forward foreign currency exchange contracts......................................              325,151
  Trustees' fees  --  Note 1..............................................................              142,606
  Management and administrative fees......................................................              102,913
  Daily variation on futures contracts  --  Note 6........................................                3,438
  Other...................................................................................              416,407
                                                                                                   ------------
     Total liabilities....................................................................           48,568,711
                                                                                                   ------------
NET ASSETS................................................................................         $303,903,343
                                                                                                   ------------
                                                                                                   ------------

COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest................................................         $    291,161
Additional paid-in capital................................................................          315,440,767
Undistributed net investment income.......................................................              786,828
Accumulated net realized loss on investments, options written and foreign currency
  transactions............................................................................          (12,546,264)
Net unrealized depreciation on investments and translation of assets and liabilities
  denominated in foreign currencies.......................................................              (69,149)
                                                                                                   ------------
NET ASSETS  --  applicable to 29,116,068 shares of beneficial interest outstanding........         $303,903,343
                                                                                                   ------------
                                                                                                   ------------

NET ASSET VALUE PER SHARE.................................................................               $10.44
                                                                                                         ------
                                                                                                         ------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 1997 (Unaudited) Oppenheimer Multi-Sector Income Trust

INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $710).........................................         $14,686,740
Dividends...................................................................................              11,843
                                                                                                     -----------
          Total income......................................................................          14,698,583
                                                                                                     -----------

EXPENSES:
Management fees  --  Note 4.................................................................             990,100
Administrative fees  --  Note 4.............................................................             304,614
Shareholder reports.........................................................................             104,911
Transfer agent and accounting service fees  --  Note 4......................................              40,540
Trustees' fees and expenses  --  Note 1.....................................................              34,145
Legal and auditing fees.....................................................................              33,010
Registration and filing fees................................................................              10,339
Custodian fees and expenses.................................................................               6,414
Other.......................................................................................              17,114
                                                                                                     -----------
          Total expenses....................................................................           1,541,187
                                                                                                     -----------
NET INVESTMENT INCOME.......................................................................          13,157,396
                                                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
  Investments (including premiums on options exercised).....................................           6,988,044
  Closing of futures contracts  --  Note 6..................................................            (236,381)
  Closing and expiration of options written  --  Note 7.....................................            (174,237)
  Foreign currency transactions.............................................................          (1,615,171)
                                                                                                     -----------
          Net realized gain.................................................................           4,962,255
                                                                                                     -----------
Net change in unrealized appreciation or depreciation on:
  Investments...............................................................................          (5,685,150)
  Translation of assets and liabilities denominated in foreign currencies...................          (1,784,949)
                                                                                                     -----------
          Net change........................................................................          (7,470,099)
                                                                                                     -----------
NET REALIZED AND UNREALIZED LOSS............................................................          (2,507,844)
                                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................................         $10,649,552
                                                                                                     -----------
                                                                                                     -----------

See accompanying Notes to Financial Statements.
                                                                              23

STATEMENTS OF CHANGES IN NET ASSETS
Oppenheimer Multi-Sector Income Trust


                                                                               Six Months Ended       Year Ended
                                                                                April 30, 1997        October 31,
                                                                                 (Unaudited)             1996
                                                                               ----------------    ----------------
OPERATIONS:
Net investment income.......................................................     $ 13,157,396        $ 26,471,497
Net realized gain...........................................................        4,962,255           7,876,133
Net change in unrealized appreciation or depreciation.......................       (7,470,099)          3,026,272
                                                                               ----------------    ----------------
Net increase in net assets resulting from operations........................       10,649,552          37,373,902
                                                                               ----------------    ----------------

DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income........................................      (12,927,529)        (26,320,905)
Total increase (decrease)...................................................       (2,277,977)         11,052,997
                                                                               ----------------    ----------------

NET ASSETS:
Beginning of period.........................................................      306,181,320         295,128,323
                                                                               ----------------    ----------------
End of period (including undistributed net investment income of $786,828 and
  $556,961, respectively)...................................................     $303,903,343        $306,181,320
                                                                               ----------------    ----------------
                                                                               ----------------    ----------------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Oppenheimer Multi-Sector Income Trust

                                           Six Months
                                              Ended
                                            April 30,                         Year Ended October 31,
                                              1997         ------------------------------------------------------------
                                           (Unaudited)       1996         1995         1994         1993         1992
                                           -----------     --------     --------     --------     --------     --------
PER SHARE OPERATING DATA:
Net asset value, beginning of period...     $   10.52      $  10.14     $  10.17     $  10.96     $  10.46     $  10.64
                                           -----------     --------     --------     --------     --------     --------
Income (loss) from investment
  operations:
  Net investment income................           .45           .91          .94         1.00         1.08         1.06
  Net realized and unrealized gain
    (loss).............................          (.09)          .37         (.04)        (.82)         .43         (.08)
                                           -----------     --------     --------     --------     --------     --------
    Total income from investment
      operations.......................           .36          1.28          .90          .18         1.51          .98
                                           -----------     --------     --------     --------     --------     --------
Dividends and distributions to
  shareholders:
  Dividends from net investment
    income.............................          (.44)         (.90)        (.91)        (.84)       (1.01)       (1.16)
  Tax return of capital distribution...            --            --         (.02)        (.13)          --           --
                                           -----------     --------     --------     --------     --------     --------
    Total dividends and distributions
      to shareholders..................          (.44)         (.90)        (.93)        (.97)       (1.01)       (1.16)
                                           -----------     --------     --------     --------     --------     --------
Net asset value, end of period.........     $   10.44      $  10.52     $  10.14     $  10.17     $  10.96     $  10.46
                                           -----------     --------     --------     --------     --------     --------
                                           -----------     --------     --------     --------     --------     --------
Market value, end of period............     $   10.13      $   9.88     $  10.00     $   9.50     $  11.25     $  11.13

TOTAL RETURN, AT MARKET VALUE(1).......          6.91%         7.85%       15.62%       (7.46)%      11.10%       11.48%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)...........................     $ 303,903      $306,181     $295,128     $295,658     $316,647     $299,368
Average net assets (in thousands)......     $ 307,512      $298,496     $288,884     $306,686     $307,244     $303,773
Ratios to average net assets:
  Net investment income................          8.63%(2)      8.87%        9.51%        9.17%       10.13%        9.95%
  Expenses.............................          1.01%(2)      1.04%        1.05%        1.02%        1.00%        1.11%
Portfolio turnover rate(3).............         126.5%        225.4%       240.1%       187.6%       131.3%        95.9%

(1) Assumes a hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions. Total returns are not annualized for periods of less than one full year.

(2) Annualized.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1997 were $388,698,434 and $359,491,149, respectively. For the years ended October 31, 1995 and 1994, purchases and sales of investment securities included mortgage 'dollar-rolls.'

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Oppenheimer Multi-Sector Income Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Multi-Sector Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to seek high current income consistent with preservation of capital by investments among seven sectors of the fixed income securities market. The Trust's investment adviser is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation -- Portfolio securities are valued at the close of the New York Stock Exchange on the last day of each week on which day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term 'non-money market' debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term 'money market type' debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.

Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by the Trust on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Trust's net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of April 30, 1997, the Trust had entered into outstanding when-issued or forward commitments of $42,041,615.

In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Trust may enter into mortgage 'dollar-rolls' in which the Trust sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Trust records each dollar-roll as a sale and a new purchase transaction.

Oppenheimer Multi-Sector Income Trust

Security Credit Risk -- The Trust invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Trust may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. At April 30, 1997, securities with an aggregate market value of $34,000, representing 0.01% of the Trust's net assets, were in default.

Foreign Currency Translation -- The accounting records of the Trust are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Repurchase Agreements -- The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes -- The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

Trustees' Fees and Expenses -- The Trust has adopted a nonfunded retirement plan for the Trust's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 1997, a reduction of $2,505 was made for the Trust's projected benefit obligations and payments of $5,021 were made to retired trustees, resulting in an accumulated liability of $142,606 at April 30, 1997.

Distributions to Shareholders -- The Trust intends to declare and pay dividends from net investment income monthly. Distributions from net realized gains on investments, if any, will be made at least once each year.

Classification of Distributions to Shareholders -- Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that

Oppenheimer Multi-Sector Income Trust

the income or realized gain was recorded by the Trust.

Other -- Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends in kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of $.01 par value shares of beneficial interest. There were no transactions in shares of beneficial interest for the six months ended April 30, 1997 and the year ended October 31, 1996.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS

At April 30, 1997 net unrealized depreciation on investments and options written of $166,149 was composed of gross appreciation of $5,469,502, and gross depreciation of $5,635,651.

4. MANAGEMENT AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for an annual fee of 0.65% on the Trust's average annual net assets.

Mitchell Hutchins Asset Management Inc. serves as the Trust's Administrator. The Trust pays the Administrator an annual fee of 0.20% of the Trust's average annual net assets.

The Manager acts as the accounting agent for the Trust at an annual fee of $24,000, plus out-of-pocket costs and expenses reasonably incurred.

Shareholder Financial Services, Inc. (SFSI), a wholly owned subsidiary of the Manager, is the transfer agent and registrar for the Trust. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.

5. FORWARD CONTRACTS

A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Trust uses forward contracts to seek to manage foreign currency risks. They may also be used to tactically shift portfolio currency risk. The Trust

Oppenheimer Multi-Sector Income Trust

generally enters into forward contracts as a hedge upon the purchase or sale of a security denominated in a foreign currency. In addition, the Trust may enter into such contracts as a hedge against changes in foreign currency exchange rates on portfolio positions.

Forward contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. The Trust will realize a gain or loss upon the closing or settlement of the forward transaction.

Securities held in segregated accounts to cover net exposure on outstanding forward contracts are noted in the Statement of Investments where applicable. Unrealized appreciation or depreciation on forward contracts is reported in the Statement of Assets and Liabilities. Realized gains and losses are reported with all other foreign currency gains and losses in the Trust's Statement of Operations.

Risks include the potential inability of the counterparty to meet the terms of the contract and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
At April 30, 1997, the Trust had outstanding forward contracts to purchase and sell currencies as follows:

                                                                           Valuation
                                                          Contract           as of
                                           Expiration      Amount          April 30,       Unrealized     Unrealized
Contracts to Purchase                         Dates        (000s)            1997         Appreciation   Depreciation
-----------------------------------------  -----------  -------------   ---------------   ------------   ------------

Japanese Yen (JPY).......................    5/6/97        127,716 JPY     $ 1,006,926       $     96        $   --
Spanish Peseta (ESP).....................    5/7/97        266,924 ESP       1,827,312             --            --
                                                                         ---------------   ------------      ------
                                                                           $ 2,834,238             96            --
                                                                         ---------------   ------------      ------
                                                                         ---------------

Contracts to Sell
-----------------------------------------
Indonesian Rupiah (IDR)..................    5/15/97     1,263,000 IDR     $   519,347       $     --        $1,087
Italian Lira (ITL).......................    5/7/97      3,105,499 ITL           1,813             --           112
Malaysian Ringgit (MYR)..................    5/13/97         2,600 MYR       1,035,414             --           258
Swiss Franc (CHF)........................    7/24/97         8,150 CHF       5,584,178         44,819            --
                                                                         ---------------   ------------      ------
                                                                           $ 7,140,752         44,819         1,457
                                                                         ---------------   ------------      ------
                                                                         ---------------

Total Unrealized Appreciation and Depreciation.........................................      $ 44,915        $1,457
                                                                                           ------------      ------
                                                                                           ------------      ------

6. FUTURES CONTRACTS

The Trust may buy and sell interest rate futures contracts in order to gain exposure to or protect against changes in interest rates. The Trust may also buy or write put or call options on these futures contracts.

The Trust generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Trust may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Trust is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are

Oppenheimer Multi-Sector Income Trust

made or received by the Trust each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

At April 30, 1997, the Trust had outstanding futures contracts to purchase and sell debt securities as follows:

                                                                                     Valuation
                                                                        Number of      as of        Unrealized
                                                           Expiration    Futures     April 30,     Appreciation
Contract to Purchase                                         Dates      Contracts      1997       (Depreciation)
---------------------------------------------------------  ----------   ---------   -----------   --------------
U.S. Treasury Bonds......................................     6/97         180      $19,254,375      $102,188


Contract to Sell
---------------------------------------------------------
U.S. Treasury Bonds......................................     6/97          10        1,092,813       (12,170)
                                                                                                  --------------
                                                                                                     $ 90,018
                                                                                                  --------------
                                                                                                  --------------

7. OPTION ACTIVITY

The Trust may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Trust generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Trust receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Trust will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Gains and losses are reported in the Statement of Operations.

The risk in writing a call option is that the Trust gives up the opportunity for profit if the market price of the security increases and the option

Oppenheimer Multi-Sector Income Trust

is exercised. The risk in writing a put option is that the Trust may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Trust pays a premium whether or not the option is exercised. The Trust also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 1997 was as follows:

                                                             Call Options                   Put Options
                                                      ---------------------------    --------------------------
                                                         Number         Amount         Number         Amount
                                                           of             of             of             of
                                                        Options        Premiums        Options       Premiums
                                                      ------------    -----------    -----------    -----------
Options outstanding at October 31, 1996............      9,277,500     $ 107,323              --     $      --
Options written....................................    137,092,335       373,955      12,845,500        96,569
Options closed or expired..........................   (128,288,405)     (302,955)       (594,250)      (21,917)
Options exercised..................................     (6,154,000)      (49,408)    (11,700,440)      (65,534)
                                                      ------------    -----------    -----------    -----------
Options outstanding at April 30, 1997..............     11,927,430     $ 128,915         550,810     $   9,118
                                                      ------------    -----------    -----------    -----------
                                                      ------------    -----------    -----------    -----------

8. ILLIQUID AND RESTRICTED SECURITIES

At April 30, 1997, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed from time to time) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation at April 30, 1997 was $18,018,798, which represents 5.93% of the Trust's net assets. Information concerning restricted securities is as follows:

                                                                                                   Valuation Per
                                                                      Acquisition       Cost         Unit as of
Security                                                                 Dates        Per Unit     April 30, 1997
-------------------------------------------------------------------   ------------    ---------    --------------
Bonds:
    Arizona Charlie's, Inc., 12% First Mtg. Nts., Series A,
      11/15/00.....................................................     11/18/93        100.00%         52.00%
    Capitol Queen & Casino, Inc., 12% First Mtg. Nts., Series A,
      11/15/00.....................................................     11/18/93         87.50          17.00

Stocks and Warrants:
    Becker Gaming, Inc. Wts., Exp. 11/00...........................     11/18/93         $2.00          $ .25
    Triangle Wire & Cable, Inc.....................................       5/2/94          9.50           1.00

OPPENHEIMER MULTI-SECTOR INCOME TRUST

GENERAL INFORMATION CONCERNING THE TRUST

Oppenheimer Multi-Sector Income Trust (the Trust) is a closed-end diversified management investment company with a primary investment objective of seeking high current income. In seeking its objectives, the Trust may invest any percentage of its assets in at least three of the following seven fixed-income sectors: U.S. Government, Corporate, International, Asset-Backed, Municipal, Convertible and Money Market. Current income, preservation of capital and, secondarily, possible capital appreciation will be considerations in the allocation of assets among such sectors. The Trust may invest in a number of different kinds of 'derivative investments' and may also engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. The investment adviser to the Trust is OppenheimerFunds, Inc. (the Manager).

The Portfolio Managers of the Trust are Robert E. Patterson, Thomas P. Reedy, David A. Rosenberg, Ashwin K. Vasan, Carol E. Wolf and Arthur J. Zimmer and who also serve as Vice Presidents of the Trust and of the Manager, and are officers of certain mutual funds managed by the Manager (Oppenheimer funds). Messrs. Reedy, Rosenberg and Vasan have been the persons principally responsible for the day-to-day management of the Trust's portfolio since August 1993, June 1994 and August 1993, respectively. During the past five years, Mr. Reedy served as a securities analyst for the Manager, and, prior to joining the Manager, Mr. Rosenberg served as an officer and portfolio manager for Delaware Investment Advisers and one of its mutual funds, Mr. Vasan served as a securities analyst for Citibank, N.A. and Mr. Zimmer served as a Vice President of Hanifen Imhoff Management Company.

Dividend Reinvestment and Cash Purchase Plan -- Pursuant to the Trust's Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Trust (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Trust will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semiannually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.

Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant's account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional Shares at the greater of the Trust's net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the NYSE), or otherwise on the open market to the extent available. If the market price exceeds the net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Trust.

Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant's account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee. Fractional Shares may either remain in the Participant's account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant.

Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

There is no direct charge for participation in the Plan; all fees of the Agent are paid by the Trust. There are no brokerage charges for Shares issued directly by the Trust. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

The Plan may be terminated or amended at any time upon 30 days' prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1-800-647-7374.
Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

Shareholder Information -- The Shares are traded on the NYSE. Daily market prices for the Trust's shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation 'OppenMlti.' The Trust's NYSE trading symbol is OMS. Weekly net asset value (NAV) and market price information about the Trust is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's, and other newspapers in a table called 'Closed-End Bond Funds.'

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

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

OPPENHEIMER MULTI-SECTOR INCOME TRUST

      Officers and Trustees
      Leon Levy, Chairman of the
        Board of Trustees
      Donald W. Spiro, Vice Chairman of the
        Board of Trustees
      Bridget A. Macaskill, Trustee and President
      Robert G. Galli, Trustee
      Benjamin Lipstein, Trustee
      Elizabeth B. Moynihan, Trustee
      Kenneth A. Randall, Trustee
      Edward V. Regan, Trustee
      Russell S. Reynolds, Jr., Trustee
      Pauline Trigere, Trustee
      Clayton K. Yeutter, Trustee
      Robert E. Patterson, Vice President
      Thomas P. Reedy, Vice President
      David A. Rosenberg, Vice President
      Ashwin K. Vasan, Vice President
      Carol E. Wolf, Vice President
      Arthur J. Zimmer, Vice President
      George C. Bowen, Treasurer
      Robert J. Bishop, Assistant Treasurer
      Scott T. Farrar, Assistant Treasurer
      Andrew J. Donohue, Secretary
      Robert G. Zack, Assistant Secretary

      Investment Adviser
      OppenheimerFunds, Inc.

      Administrator
      Mitchell Hutchins Asset Management Inc.

      Transfer Agent and Registrar
      Shareholder Financial Services, Inc.

      Custodian of Portfolio Securities
      The Bank of New York

      Independent Auditors
      KPMG Peat Marwick LLP

      Legal Counsel
      Gordon Altman Butowsky Weitzen Shalov
        & Wein

      The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors.

      This is a copy of a report to shareholders of Oppenheimer Multi-Sector Income Trust. It does not offer for sale or solicit orders to buy any securities.

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that periodically the Trust may purchase its shares of beneficial interest in the open market at prevailing market prices.

      Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


      RS0680.001.0697  [Logo]  Printed on recycled paper


                 1997 SEMIANNUAL REPORT

                  OPPENHEIMER
                  MULTI-SECTOR
                  INCOME TRUST

                  APRIL 30, 1997



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